CENTENNIAL MONEY MARKET TRUST
                   Supplement dated November 1, 2000 to the
                      Prospectus dated November 1, 2000




      Class Y shares of Centennial Money Market Trust are not currently being offered for sale.




















November 1, 2000                                            PS0150.009






                        CENTENNIAL MONEY MARKET TRUST
                  Supplement dated November 1, 2000 to the
         Statement of Additional Information dated November 1, 2000

      Class Y shares of Centennial Money Market Trust are not currently being offered for sale.




November 1, 2000                                              PX0150.006